Stock Option Plans	12 Months Ended
Dec. 31, 2011
Stock Option Plans
STOCK OPTION PLANS
NOTE 11 - STOCK OPTION PLANS
The Company's shareholders approved the Norwood Financial Corp 2006 Stock Option Plan at the Annual Meeting on April 26, 2006. An aggregate of 250,000 shares of authorized but unissued Common Stock of the Company were reserved for future issuance under the Plan. This includes up to 40,000 shares for awards to outside directors. Under this plan, the Company granted 29,000 options, which included 4,500 options granted to outside directors in 2011, 28,000 options, which included 4,000 options granted to outside directors in 2010, and 24,000 options, which included 4,000 options granted to outside directors in 2009.

Total unrecognized compensation cost related to nonvested options under the Plan was $130,000 as of December 31, 2011, $165,000 as of December 31, 2010 and $158,000 as of December 31, 2009.  Salaries and employee benefits expense includes $170,000, $163,000 and $134,000 of compensation costs related to options for the years ended December 31, 2011, 2010 and 2009, respectively. Net income was reduced by $163,000, $153,000 and $127,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

A summary of the Company's stock option activity and related information for the years ended December
31 follows:

		2011			2010			2009
		Weighted			Weighted			Weighted
		Average			Average			Average
		Exercise	Intrinsic		Exercise	Intrinsic		Exercise	Intrinsic
	Options	Price	Value	Options	Price	Value	Options	Price	Value

Outstanding, beginning of year	189,639	$28.52		170,915	$28.07		176,443	$25.78
Granted	29,000	27.43		28,000	27.74		27,000	28.60
Exercised	(2,575)	19.69		(9,276)	17.68		(32,528)	15.83
Forfeited	(6,150)	30.25		—	—		—	—

Outstanding, end of year	209,914	$28.43	$113,352	189,639	28.52	$146,361	$170,915	28.07	$286,464

Exercisable, end of year	180,914	$28.59	$112,152	161,639	28.66	145,471	146,915	$27.98	$259,461

Exercise prices for options outstanding as of December 31, 2011 ranged from $19.05 to $31.50 per share. The weighted average remaining contractual life is 6.3 years.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing with the following weighted average assumptions:

	Years Ended December 31,
	2011	2010	2009
Dividend yield	3.30%	3.04%	2.89%
Expected life	7 years	7 years	7 years
Expected volatility	25.35%	27.18%	27.39%
Risk-free interest rate	1.39%	2.72%	3.11%
Weighted average fair value of options granted	$4.70	$6.12	$6.77

The expected volatility is based on historical volatility. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The expected life is based on historical exercise experience. The dividend yield assumption is based on the Company's history and expectation of dividend payouts.

Proceeds from stock option exercises totaled $51,000 in 2011. Shares issued in connection with stock options exercises are issued from available treasury shares. If no treasury shares are available, new shares are issued from available authorized shares. During 2011, all the shares issued in connection with stock option exercises, 2,575 shares in total, were issued from available treasury shares.

As of December 31, 2011, outstanding stock options consist of the following:

	Options Outstanding	Average Exercise Price	Remaining Life, Years	Options Exercisable	Average Exercise Price

	6,298	$19.05	1.0	6,298	$19.05
	16,616	23.95	2.0	16,616	23.95
	18,900	30.00	3.0	18,900	30.00
	23,100	30.38	4.3	23,100	30.38
	21,000	31.50	5.0	21,000	31.50
	21,000	31.25	6.0	21,000	31.25
	23,000	27.50	7.0	23,000	27.50
	1,000	28.90	7.3	1,000	28.90
	22,500	28.59	8.0	22,500	28.59
	1,000	26.88	8.2	1,000	26.88
	26,500	27.77	9.0	26,500	27.77
	1,000	26.27	9.5	—	—
	28,000	27.47	10.0	—	—
Total	209,914	$28.43	6.3	180,914	$28.59